Other current assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

in CHF thousands	2024	2023
Prepayments	2,249	2,486
Accrued income	276	1,131
Balance at December 31	2,525	3,617
Accrued income relates to interest income accrued on the Group's balances of cash and cash equivalents and short-term time deposits.